Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2020